Shareholder Report, Holdings (Details)	Jul. 31, 2025
PGIM Government Money Market Fund - CLASS A
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Government Money Market Fund - CLASS A | Other assets in excess of liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PGIM Government Money Market Fund - CLASS A | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.40%
PGIM Government Money Market Fund - CLASS A | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.70%
PGIM Government Money Market Fund - CLASS A | U S Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.70%
PGIM Government Money Market Fund - CLASS A | Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
PGIM Government Money Market Fund - Class C
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Government Money Market Fund - Class C | Other assets in excess of liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PGIM Government Money Market Fund - Class C | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.40%
PGIM Government Money Market Fund - Class C | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.70%
PGIM Government Money Market Fund - Class C | U S Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.70%
PGIM Government Money Market Fund - Class C | Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
PGIM Government Money Market Fund - Class Z
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Government Money Market Fund - Class Z | Other assets in excess of liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PGIM Government Money Market Fund - Class Z | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.40%
PGIM Government Money Market Fund - Class Z | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.70%
PGIM Government Money Market Fund - Class Z | U S Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.70%
PGIM Government Money Market Fund - Class Z | Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
PGIM Core Government Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Core Government Money Market Fund | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.50%
PGIM Core Government Money Market Fund | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
PGIM Core Government Money Market Fund | U S Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
PGIM Core Government Money Market Fund | Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.20%
PGIM Core Government Money Market Fund | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)